Deferred tax	12 Months Ended
Jun. 30, 2019
Deferred tax
Deferred tax

16 Deferred tax

Deferred tax assets and deferred tax liabilities are offset where the Group has a legally enforceable right to do so. The following is the analysis of the deferred tax balances (after allowable offset):

		Restated(1)
	2019	2018
	£’000	£’000
US deferred tax assets	(58,415)	(63,332)
UK deferred tax liabilities	31,865	29,134
At 30 June	(26,550)	(34,198)

The movement in deferred tax assets and deferred tax liabilities during the year is as follows:

		Restated(1)
	2019	2018
	£’000	£’000
At 1 July	(34,198)	(119,949)
Expensed to statement of profit or loss (note 10)	8,112	63,520
(Credited)/expensed to other comprehensive income (note 10)	(634)	21,684
Expense relating to share-based payments(2)	170	—
Reclassification to tax receivable(3)	—	547
At 30 June	(26,550)	(34,198)
(1)	Comparative amounts have been restated—see note 33 for further details.
(2)

Expense relating to share-based payments arise on the movement in the share price on equity-settled awards between the grant date and the reporting date—see consolidated statement of changes in equity above.

(3)

The reclassification to tax receivable in the year ended 30 June 2018 relates to alternative minimum tax payable which prior to the US tax reform was expected to be offset against future US tax liabilities. Following the US tax reform (substantively enacted on 22 December 2017) this was expected to be repaid to the Group.

The movement in US net deferred tax assets are as follows:

			Unrealized
			foreign
			exchange
		Net	and
	Foreign	operating	derivative	Intangible	Deferred
	tax credits	losses	movements	assets	revenue	Other	Total
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
At 1 July 2017 (restated(1))	(40,047)	(1,070)	(32,859)	(47,247)	(15,459)	(4,803)	(141,485)
Expensed/(credited) to statement of profit or loss (note 10)	13,504	(2,096)	11,931	26,026	7,732	3,015	60,112
(Credited)/expensed to other comprehensive income (note 10)	(4,271)	(233)	22,124	—	—	(126)	17,494
Reclassification to tax receivable	—	—	—	—	—	547	547
At 30 June 2018	(30,814)	(3,399)	1,196	(21,221)	(7,727)	(1,367)	(63,332)
Expensed/(credited) to statement of profit or loss (note 10)	(279)	795	(344)	6,163	(21)	(3,638)	2,676
Expensed/(credited) to other comprehensive income (note 10)	942	2,604	(1,338)	—	—	—	2,208
Expense relating to share-based payments	(137)	—	—	—	—	170	33
At 30 June 2019	(30,288)	—	(486)	(15,058)	(7,748)	(4,835)	(58,415)
(1)	Comparative amounts have been restated—see note 33 for further details.

The movement in UK net deferred tax liabilities are as follows:

		Rolled		Property
	Accelerated	over gain	Non	fair	Net
	tax	on player	qualifying	value	operating
	depreciation	disposal	property	adjustment	losses	Other(1)	Total
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
At 1 July 2017	836	5,176	11,901	13,576	(27)	(9,926)	21,536
(Credited)/expensed to statement of profit or loss (note 10)	(31)	2,213	(3)	(429)	(85)	1,743	3,408
Expensed to other comprehensive income (note 10)	—	—	—	—	—	4,190	4,190
At 30 June 2018	805	7,389	11,898	13,147	(112)	(3,993)	29,134
Expensed/(credited) to statement of profit or loss (note 10)	(99)	1,933	(3)	(429)	112	3,922	5,436
(Credited) to other comprehensive income (note 10)	—	—	—	—	—	(2,842)	(2,842)
Expense relating to share-based payments	—	—	—	—	—	137	137
At 30 June 2019	706	9,322	11,895	12,718	—	(2,776)	31,865
(1)

The “Other” deferred tax asset balance primarily comprises foreign exchange differences; fair value movements recognized in the hedging reserve; property, plant and equipment temporary differences; and salaries not paid before 15 September of the following year.

Significant estimates and judgments—recognition of deferred tax assets

Deferred tax assets are recognized only to the extent that it is probable that the associated deductions will be available for use against future profits and that there will be sufficient future taxable profit available against which the temporary differences can be utilized, provided the asset can be reliably quantified. In estimating future taxable profit, management use “base case” approved forecasts which incorporate a number of assumptions, including a prudent level of future uncontracted revenue in the forecast period. In arriving at a judgment in relation to the recognition of deferred tax assets, management considers the regulations applicable to tax and advice on their interpretation. Future taxable income may be higher or lower than estimates made when determining whether it is appropriate to record a tax asset and the amount to be recorded. Furthermore, changes in the legislative framework or applicable tax case law may result in management reassessing the recognition of deferred tax assets in future periods.

At 30 June 2019 there is an unrecognized US deferred tax asset of £18,971,000 (2018: £19,610,000) in respect of foreign tax credits in the US. At 30 June 2019, the Group had no unrecognized UK deferred tax assets (2018: £ nil).